UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009


Check here if Amendment (    ); Amendment Number: ______________

This Amendment (Check only one.):     (    ) is a restatement.
                                      (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc.

Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100

             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner

Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:     610-684-8017


Signature, Place, and Date of Signing:

/s/ Christian A. Szautner      West Conshohocken, PA       April 28, 2009
(Signature)                    (City, State)               (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(  X  )    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F File Number           Name

28-05508                      Aronson+Johnson+Ortiz LP

28-04441                      Westport Asset Management, Inc.

28-04097                      Shapiro Capital Management LLC

28-11450                      Mondrian Investment Partners Limited

28-03743                      Marathon Asset Management, LLP

28-04557                      Wellington Management Company, LLP

28-10835                      Brookfield Redding LLC

                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total (in thousands):     $15,608


List of Other Included Managers:     None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Item 1:        Item 2:            Item 3:       Item 4:        Item 5:           Item 6:          Item 7:            Item 8:
Name            Title                           Market        Shares or        Investment                            Voting
Of               of                              Value        Principal        Discretion        Managers             Auth.
Issuer          Class             CUSIP      (in thousands)      Amt.      (a)    (b)     (c)                 (a)      (b)      (c)
                                                                           Sole  Shared  Shared               Sole   Shared    None
                                                                                 Defined  Other

iSHARES         MSCI Emerging
TRUST           Markets Index     464287234      1,687        68,000 SH     X                                68,000
iSHARES         MSCI Emerging
TRUST           Markets Index     464287234        846        34,100 SH            X                                         34,100
iSHARES         MSCI
TRUST           EAFE Index        464287465         30           800 SH     X                                   800
iSHARES         MSCI
TRUST           EAFE Index        464287465      2,695        71,700 SH            X                                         71,700
iSHARES         Dow Jones US
TRUST           Real Estate
                Index             464287739      6,365       250,000 SH     X                               250,000
iSHARES         Dow Jones US
TRUST           Real Estate
                Index             464287739        346        13,600 SH            X                                         13,600
PACIFIC RIM
MINING CORP.    Common Stock      694915208          6        35,000 SH     X                                35,000
BARCLAYS        iPath
BANK PLC        Dow Jones -
                AIG Commodity
                Index ETN         06738C778        483        14,600 SH            X                                         14,600
iSHARES         S&P Global
TRUST           Energy Sector
                Index             464287341        981        37,000 SH            X                                         37,000
iSHARES         S&P Global
TRUST           Materials
                Sector Index      464288695        700        18,800 SH            X                                         18,800
SELECT
SECTOR          Energy Select
SPDR TRUST      Sector Index      81369Y506        467        11,000 SH            X                                         11,000
SPDR
GOLD TRUST      Gold Shares       78463V107      1,002        11,100 SH            X                                         11,100
